Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Reconciliation of changes in property, plant and equipment

	January 1,				December 31,
(in thousands of euros)	2025	Increases	Decreases	Others	2025
Land	172	—	—	—	172
Buildings	3,470	—	(1)	—	3,469
Technical facilities, equipment and tooling	5,819	12	(1,054)	—	4,777
Other property, plant and equipment	1,271	82	(10)	—	1,343
Property, plant and equipment in progress	20	—	—	(20)	(0)
Right of use	9,447	893	—	(160)	10,180
Property, plant and equipment, gross	20,199	987	(1,066)	(180)	19,940
Depreciation and impairment of buildings	(3,357)	(177)	169	—	(3,365)
Depreciation and impairment of technical facilities, equipment and tooling	(5,390)	(277)	1,204	—	(4,462)
Depreciation and impairment of other property, plant and equipment	(1,078)	(102)	15	—	(1,165)
Depreciation and impairment of right of use	(5,368)	(2,723)	—	123	(7,968)
Depreciation and impairment	(15,193)	(3,278)	1,388	123	(16,960)
Property, plant and equipment, net	5,005	(2,291)	322	(57)	2,979

	January 1,				December 31,
(in thousands of euros)	2024	Increases	Decreases	Others	2024
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,604	266	(155)	104	5,819
Other property, plant and equipment	1,536	26	(291)	—	1,271
Property, plant and equipment in progress	115	20	—	(115)	20
Right of use	8,943	421	—	83	9,447
Property, plant and equipment, gross	19,840	732	(446)	73	20,199
Depreciation and impairment of buildings	(2,286)	(1,070)	—	—	(3,357)
Depreciation and impairment of technical facilities, equipment and tooling	(4,676)	(860)	146	—	(5,390)
Depreciation and impairment of other property, plant and equipment	(1,271)	(97)	289	—	(1,078)
Depreciation and impairment of right of use	(2,480)	(2,851)	—	(37)	(5,368)
Depreciation and impairment	(10,714)	(4,878)	435	(37)	(15,193)
Property, plant and equipment, net	9,125	(4,146)	(10)	36	5,005

	January 1,				December 31,
(in thousands of euros)	2023	Increases	Decreases	Others	2023
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,457	210	(87)	24	5,604
Other property, plant and equipment	1,519	38	(44)	24	1,536
Property, plant and equipment in progress	65	98	—	(48)	115
Right of use	5,259	3,731	—	(46)	8,943
Property, plant and equipment, gross	15,941	4,076	(131)	(46)	19,840
Depreciation and impairment of buildings	(2,104)	(182)	—	—	(2,286)
Depreciation and impairment of technical facilities, equipment and tooling	(4,446)	(317)	86	—	(4,676)
Depreciation and impairment of other property, plant and equipment	(1,216)	(99)	44	—	(1,271)
Depreciation and impairment of right of use	(790)	(1,681)	—	(8)	(2,480)
Depreciation and impairment	(8,555)	(2,280)	130	(8)	(10,714)
Property, plant and equipment, net	7,386	1,797	(1)	(55)	9,125